SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of supplementary cash flow information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	December 31,	December 31,
For the year ended	2025	2024
Changes in non-cash working capital:
Change in receivables	$54	$(79)
Change in inventories	(8,531)	(5,845)
Change in prepaid expenses, and other	(1,347)	(143)
Change in accounts payable and accrued liabilities	12,661	4,078
Change in due to related parties	(303)	290
	$2,534	$(1,699)

The significant non-cash financing and investing transactions:
Repayment of Sailfish Silver Loan (non-cash)	$461	$993
Change in current liabilities relating to mining interest expenditures	99	1,540